CONSOLIDATED STATEMENTS OF CASH FLOWS - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Loss for the year	£ (6,384)	£ (5,729)	£ (7,079)
Adjustments for:
Depreciation of property, plant and equipment	52	117	143
Depreciation of right of use asset	136	135	137
Amortisation of intangible fixed assets	1	2	3
Loss on disposal of property, plant and equipment	29	4	2
Impairment of loan			79
Impairment of ELOC upfront fee	373
Finance income	(2,385)	(3,385)	(570)
Finance expense	229	165	41
Share-based payment charge	170	283	28
Taxation	(105)	(250)	(406)
Foreign exchange losses/(gains)	(130)	4
Cash flows from operating activities before changes in working capital	(8,014)	(8,654)	(7,622)
Decrease/(Increase) in trade and other receivables	2,629	(5,975)	365
(Decrease)/Increase in trade and other payables	(913)	2,239	(207)
(Decrease)/Increase in provisions			(207)
Cash used in operations	(6,298)	(12,390)	(7,671)
Taxes received	707	129	845
Net cash used in operating activities	(5,591)	(12,261)	(6,826)
Investing activities
Purchases of property, plant and equipment	(2)	(9)	(26)
Proceeds from disposal of fixed assets	18		4
Purchase of intangible asset/deferred consideration	(689)	(765)	(237)
Loan granted			(79)
Interest received	90	176	73
Net cash (used in)/generated from investing activities	(583)	(598)	(265)
Financing activities
Interest paid	(14)		(13)
Amounts paid on lease liabilities	(246)	(186)	(188)
(Repayment)/Proceeds from promissory note	(450)	431
Share issues including warrants, net of costs	13,749	8,312	10,427
Net cash generated from financing activities	13,039	8,557	10,226
Net increase/(decrease) in cash and cash equivalents	6,865	(4,302)	3,135
Cash and cash equivalents at beginning of year	1,669	5,971	2,836
Exchange (losses)/gains on cash and cash equivalents
Cash and cash equivalents at end of year	£ 8,534	£ 1,669	£ 5,971